Transfers And Servicing Of Financial Assets (Including Mortgage Banking Activities) (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Mortgage Banking Activity

The following table details the mortgage banking activity as of and for the years ended December 31:

(Dollars in thousands)

Mortgage loans held for sale	2012	2011	2010
Balance, beginning of period	$153,013	$83,905	$66,945
Balance acquired during the period	—	3,385	—
Originations	2,432,367	1,659,226	1,772,486
Sales	(2,317,905)	(1,593,503)	(1,755,526)

Balance, end of period	$267,475	$153,013	$83,905

(Dollars in thousands)

Detail of mortgage income	2012	2011	2010
Fair value changes of derivatives and mortgage loans held for sale, net	$6,772	$937	$—
Gains on sales	70,811	43,955	47,689
Servicing and other income, net	470	285	318

Total mortgage income	$78,053	$45,177	$48,007

Schedule Of Mortgage Servicing Rights At Carrying Values

Mortgage servicing rights had the following carrying values at December 31:

	2012			2011
(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Mortgage servicing rights	1,234	(304)	930	340	(194)	146

Schedule Of Related Amortization Expense Of Mortgage Servicing Assets

The related amortization expense of mortgage servicing assets is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the year ended December 31:
2010	$125
2011	115
2012	225

Estimated amortization expense for the year ended December 31:
2013	$282
2014	230
2015	180
2016	130
2017	83
2018 and thereafter	25